Debt - First Mortgage Bonds (Details)	Aug. 25, 2020 USD ($)
Debt
Repayments of Commercial Paper	$ 439,200,000
Mortgage Bonds | Series 2020A First Mortgage Bonds
Debt
Principal amount	$ 450,000,000
Interest rate (as a percent)	3.75%